Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

14.  Inventories

	At December 31,
	2025	2024
	$’m	$’m
Raw materials and consumables	373	244
Work-in-progress	3	3
Finished goods	133	135
	509	382

Certain inventories held by the Group have been pledged as security under the Group’s Global Asset Based Loan Facility (note 20). There were no drawings under this facility at December 31, 2025 (2024: $nil).

The amounts recognized as a write-down in inventories or as a reversal of a write-down for the year ended December 31, 2025 were not material (2024: not material).

At December 31, 2025, the hedging loss included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold is $1 million (2024: $1 million).